Cover		1 Months Ended
	Nov. 18, 2021	Nov. 18, 2021
Cover [Abstract]
DocumentType	8-K
Amendment Flag	false
DocumentPeriodEndDate	Nov. 18, 2021
File Number	333-240750
RegistrantName		BYMAX CORP.
Entity Central Index Key	0001796297
TaxIdentificationNumber	98-1519197
IncorporationStateCountryCode	NV
Address Line 1	North District Sunshine Home Unit 2, Floor 6, Ste. #201
Address City Or Town	Manzhouli City
Address Country	CN
Address Postal Zip Code	021400
City Area Code	646
Local Phone Number	9707560
Written Communications	false
Soliciting Material	false
PreCommencementTenderOffer	false
Pre-commencement Issuer Tender Offer	false
Filer Category	Non-accelerated Filer
SmallBusiness	true
EmergingGrowthCompany	true
Elected Not To Use the Extended Transition Period	false
Contact Personne Email Address	bymaxcorp@yandex.com
Pre Commencement Issuer Tender Offer	false